Expendable parts and supplies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Expendable parts and supplies
11.	Expendable parts and supplies

	2019	2018
Material for repair and maintenance	$66,418	$93,654
Other inventories	3,686	3,315

	70,104	96,969
Allowance for obsolescence	(1,004)	(10,439)

	$69,100	$86,530

Expendable parts and supplies recognized when used as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to
$32.4 million, $31.9 million and $28.1 million, for the years ended December 31, 2019, 2018 and 2017, respectively.
As of December 31, 2019 the expendables parts and supplies related to the Embraer E190 fleet w ere
 classified as “Asset held for sale”. Impairment losses of $11.6 millions to
 write-down these assets to the lower of its carrying amount and its fair value less cost to sell have been included in “Impairment of non financial assets” in the consolidated statement of profit or loss

(see note 13). The Company engaged a specialist to assist in the performance of the fair value calculation of the expendables and s
upplies
.
As of December 31, 2018, the allowance for obsolescence included $9.6 million
,
recorded as impairment of non-financial assets, which was the estimated amount of Embraer inventory that was not expected to be consumed during the next 5 year remaining fleet life of the Embraer 190 fleet.